united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/20

Date of reporting period: 2/29/20

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares	Security	Market Value

	COMMON STOCK - 99.8%
	AEROSPACE/DEFENSE - 5.1%
19,890	HEICO Corp.	$2,145,136
8,590	Lockheed Martin Corp.	3,177,183
		5,322,319
	BANKS - 3.9%
17,646	JPMorgan Chase & Co.	2,048,877
43,112	Trust Financial Corp.	1,989,188
		4,038,065
	CHEMICALS - 1.2%
2,425	Ecolab, Inc.	437,591
2,767	Quaker Chemical Corp.	435,996
812	Sherwin-Williams Co.	419,601
		1,293,188
	COMMERCIAL SERVICES - 4.7%
16,047	Aaron's, Inc.	631,128
6,454	MarketAxess Holdings, Inc.	2,093,226
14,618	Morningstar, Inc.	2,147,384
		4,871,738
	COMPUTERS - 3.5%
9,898	Accenture PLC	1,787,480
6,974	Apple, Inc.	1,906,413
		3,693,893
	DIVERSIFIED FINANCIAL SERVICES - 5.6%
4,332	BlackRock, Inc.	2,005,759
28,687	Discover Financial Services	1,881,293
10,958	Visa, Inc.	1,991,726
		5,878,778
	ELECTRIC - 2.5%
89,285	Algonquin Power & Utilities Corp.	1,332,132
5,148	NextEra Energy, Inc.	1,301,208
		2,633,340
	ENVIRONMENTAL CONTROL - 4.7%
28,796	Tetra Tech, Inc.	2,328,733
26,534	Waste Connections, Inc.	2,560,266
		4,888,999
	FOOD - 2.1%
27,999	Hormel Foods Corp.	1,164,758
7,283	McCormick & Co., Inc.	1,064,702
		2,229,460
	HEALTHCARE PRODUCTS - 3.8%
19,491	Medtronic PLC	1,962,159
10,760	Stryker Corp.	2,050,748
		4,012,907
	HEALTHCARE SERVICES - 9.8%
4,840	Chemed Corp.	2,021,281
29,532	Encompass Health Corp.	2,210,175
20,847	Quest Diagnostics, Inc.	2,211,033
7,964	UnitedHealth Group, Inc.	2,030,501
17,275	US Physical Therapy, Inc.	1,800,400
		10,273,390
	HOUSEWARES - 1.2%
17,626	Church & Dwight Co., Inc.	1,225,360

	INSURANCE - 1.9%
18,792	Allstate Corp.	1,977,858

	INTERNET - 2.4%
14,639	CDW Corp.	1,672,067
8,413	Expedia Group, Inc.	829,690
		2,501,757
	MEDIA - 5.9%
34,445	Comcast Corp.	1,392,611
7,749	FactSet Research Systems, Inc.	2,061,157
13,270	Nexstar Media Group, Inc.	1,525,785
190,529	Sirius XM Holdings, Inc.	1,207,954
		6,187,507

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Shares	Security	Market Value

	COMMON STOCK - 99.8% (Continued)
	OIL & GAS - 1.1%
9,348	Diamondback Energy, Inc.	$579,576
8,195	Phillips 66	613,478
		1,193,054
	PHARMACEUTICALS - 2.2%
16,904	Zoetis, Inc.	2,252,120

	PIPELINES - 0.7%
11,516	ONEOK, Inc.	768,348

	REAL ESTATE INVESTMENT TRUSTS - 6.8%
15,181	Alexandria Real Estate Equities, Inc.	2,305,690
10,690	American Tower Corp.	2,424,492
4,167	Equinix, Inc.	2,386,858
		7,117,040
	RETAIL - 8.8%
7,717	Casey's General Stores, Inc.	1,258,025
4,258	Costco Wholesale Corp.	1,197,094
3,122	Domino's Pizza, Inc.	1,059,794
4,195	Home Depot, Inc.	913,839
35,822	MSC Industrial Direct Co., Inc.	2,214,516
7,845	Ross Stores, Inc.	853,379
10,362	Starbucks Corp.	812,692
9,982	Tractor Supply Co.	883,507
		9,192,846
	SEMICONDUCTORS - 5.2%
6,599	Broadcom, Inc.	1,799,019
16,287	Texas Instruments, Inc.	1,858,998
20,914	Xilinx, Inc.	1,746,110
		5,404,127
	SHIPBUILDING - 1.8%
9,221	Huntington Ingalls Industries, Inc.	1,895,192

	SOFTWARE - 9.7%
16,781	Broadridge Financial Solutions, Inc.	1,751,265
7,849	Intuit, Inc.	2,086,657
13,094	Microsoft Corp.	2,121,359
7,911	MSCI, Inc.	2,337,226
24,464	Paychex, Inc.	1,895,471
		10,191,978
	TELECOMMUNICATIONS - 2.0%
12,622	Motorola Solutions, Inc.	2,091,213

	TRANSPORTATION - 2.0%
13,416	Union Pacific Corp.	2,144,011

	WATER - 1.2%
10,146	American Water Works Co., Inc.	1,254,654

	TOTAL COMMON STOCK (Cost - $109,531,446)	104,533,142

	TOTAL INVESTMENTS - 99.8% (Cost - $109,531,446)	$104,533,142
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	236,288
	NET ASSETS - 100.0%	$104,769,430

PLC - Public Limited Company

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares	Security		Market Value

	COMMON STOCK - 98.6%
	AEROSPACE / DEFENSE - 5.8%
9,733	CAE, Inc.		$260,373
1,013	MTU Aero Engines AG		249,390
1,877	Safran SA		258,536
			768,299
	APPAREL - 2.9%
334	Adidas AG		93,569
368	LVMH Moet Hennessy Louis Vuitton SE		152,813
10,900	Shenzhou International Group Holdings Ltd.		137,982
			384,364
	BANKS - 4.5%
3,229	Bank of NT Butterfield & Son Ltd.		89,379
7,196	DNB ASA		119,722
6,000	Hang Seng Bank Ltd.		126,575
2,566	Toronto-Dominion Bank		131,975
7,300	United Overseas Bank Ltd.		130,033
			597,684
	BEVERAGES - 5.1%
6,909	Diageo PLC		245,578
3,313	Heineken Holding NV		292,721
885	Pernod Ricard SA		143,602
			681,901
	CHEMICALS - 3.0%
2,262	Croda International PLC		133,200
2,861	Novozymes AS		145,942
1,100	Shin-Etsu Chemical Co. Ltd.		121,706
			400,848
	COMMERCIAL SERVICES - 3.9%
12,191	RELX PLC		293,844
2,900	Secom Co. Ltd.		229,976
			523,820
	COMPUTERS - 5.6%
1,651	Accenture PLC		298,154
4,800	Nihon Unisys Ltd.		145,908
2,500	Obic Co. Ltd.		308,651
			752,713
	COSMETICS/PERSONAL CARE - 4.9%
4,000	Kao Corp.		291,088
508	L'Oreal SA		135,862
4,294	Unilever NV		225,582
			652,532
	DISTRIBUTION WHOLESALE - 1.3%
3,429	Toromont Industries Ltd.		169,515

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
6,573	Close Brothers Group PLC		108,984

	ELECTRIC - 2.0%
6,756	Fortis, Inc.		273,391

	ELECTRONICS - 1.9%
2,200	Nidec Corp.		259,089

	FOOD - 4.3%
2,644	Kerry Group PLC		334,201
2,308	Nestle SA		236,734
			570,935
	FOOD SERVICE - 1.0%
5,990	Compass Group PLC		131,475

	GAS - 1.8%
4,390	Rubis SCA		236,882

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Shares	Security		Market Value

	COMMON STOCK - 98.6% (Continued)
	HAND/MACHINE TOOLS - 1.2%
20,000	Techtronic Industries Co. Ltd.		$165,973

	HEALTHCARE PRODUCTS - 2.9%
2,373	GN Store Nord AS		131,760
1,005	Medtronic PLC		101,173
959	Steris PLC		152,117
			385,050
	HEALTHCARE SERVICES - 0.9%
2,433	Fresenius SE & Co. KGaA		114,810

	INSURANCE - 3.5%
12,200	AIA Group Ltd.		122,304
916	Helvetia Holding AG		121,634
6,246	Hiscox Ltd.		99,044
2,400	Tokio Marine Holdings, Inc.		128,245
			471,227
	INTERNET - 2.3%
6,000	Tencent Holdings Ltd.		304,304

	LEISURE PRODUCTS - 1.8%
4,558	CTS Eventim AG & Co. KGaA		243,045

	MACHINERY-DIVERSIFIED - 3.6%
6,046	Atlas Copco AB - A Shares		213,663
2,452	Spirax-Sarco Engineering PLC		267,634
			481,297
	MEDIA - 2.0%
11,171	Quebecor, Inc.		260,977

	OIL & GAS - 1.4%
1,235	DCC PLC		88,120
3,833	Suncor Energy, Inc.		105,623
			193,743
	PACKAGING & CONTAINERS - 1.1%
1,453	Vidrala SA		140,745

	PHARMACEUTICALS - 3.2%
2,447	Dechra Pharmaceuticals PLC		83,706
2,062	Novo Nordisk AS		119,864
340	Roche Holding AG		108,966
2,100	Shionogi & Co. Ltd.		113,038
			425,574
	PIPELINES - 1.1%
1,981	Enbridge, Inc.		73,729
2,998	Keyera Corp.		71,960
			145,689
	REAL ESTATE - 3.5%
6,776	Hufvudstaden AB		120,979
1,097	LEG Immobilien AG		131,077
10,200	Relo Group, Inc.		220,216
			472,272
	RETAIL - 5.9%
10,044	Alimentation Couche-Tard, Inc.		304,983
1,500	Cosmos Pharmaceutical Corp.		326,968
4,933	Industria de Diseno Textil SA		153,138
			785,089
	SEMICONDUCTORS - 2.4%
1,154	Broadcom, Inc.		314,603

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Shares	Security		Market Value

	COMMON STOCK - 98.6% (Continued)
	SOFTWARE - 5.0%
1,466	Dassault Systemes SE		$231,442
1,316	SimCorp AS		126,450
2,144	Temenos Group AG		305,546
			663,438
	STORAGE WAREHOUSING - 0.6%
8,568	Safestore Holdings PLC		85,852

	TELECOMMUNICATIONS - 2.2%
10,600	KDDI Corp.		299,474

	TRANSPORTATION - 3.0%
3,104	Canadian National Railway Co.		263,124
4,400	Keisei Electric Railway Co. Ltd.		139,735
			402,859
	WATER - 2.2%
21,502	Pennon Group PLC		299,600

	TOTAL COMMON STOCK (Cost - $13,567,973)		13,168,053

	TOTAL INVESTMENTS - 98.6% (Cost - $13,567,973)		$13,168,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		180,648
	NET ASSETS - 100.00%		$13,348,701

PLC - Public Limited Company

Portfolio Composition as of February 29, 2020
	Country	Percent of Net Assets
	Japan	19.3%
	Canada	14.3%
	Great Britain	13.1%
	France	8.7%
	Ireland	7.3%
	Germany	7.1%
	Switzerland	5.8%
	Netherlands	3.9%
	Cayman	3.3%
	Hong Kong	3.1%
	Denmark	3.0%
	Sweden	2.5%
	United States	2.4%
	Spain	2.2%
	Singapore	1.0%
	Norway	0.9%
	Bermuda	0.7%
	Other Assets in Excess of Liabilities	1.4%
	Net Assets	100.0%

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.2%
	AEROSPACE & DEFENSE - 1.3%
1,574	HEICO Corp.	$169,756

	BANKS - 4.1%
6,982	Bank OZK	177,273
10,328	Home BancShares, Inc.	173,097
2,719	Prosperity Bancshares, Inc.	175,647
		526,017
	CHEMICALS - 1.4%
1,160	Quaker Chemical Corp.	182,781

	COMMERCIAL SERVICES - 5.5%
3,360	Aaron's, Inc.	132,149
569	MarketAxess Holdings, Inc.	184,544
2,850	Monro, Inc.	159,942
4,682	Service Corp. International	223,753
		700,388
	DISTRIBUTION/WHOLESALE - 3.0%
6,196	Core-Mark Holding Co., Inc.	142,570
1,108	Pool Corp.	233,744
		376,314
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
3,922	Cohen & Steers, Inc.	245,713
2,432	Evercore, Inc.	162,020
4,744	Lazard Ltd.	169,930
		577,663
	ELECTRIC - 2.0%
16,910	Algonquin Power & Utilities Corp.	252,297

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
980	Littelfuse, Inc.	156,486
1,177	Universal Display Corp.	186,896
		343,382
	ELECTRONICS - 3.8%
3,739	Badger Meter, Inc.	225,125
2,105	Synnex Corp.	263,188
		488,313
	ENTERTAINMENT - 1.4%
826	Vail Resorts, Inc.	175,616

	ENVIRONMENTAL CONTROL - 1.9%
2,967	Tetra Tech, Inc.	239,941

	FOOD - 2.9%
2,379	Calavo Growers, Inc.	172,359
1,246	J&J Snack Foods Corp.	200,382
		372,741
	GAS - 1.2%
4,346	UGI Corp.	156,630

	HAND/MACHINE TOOLS - 1.3%
1,171	Snap-on, Inc.	169,502

	HEALTHCARE PRODUCTS - 4.9%
2,580	Cantel Medical Corp.	162,798
1,463	ResMed, Inc.	232,558
1,470	STERIS PLC	233,171
		628,527

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.2% (Continued)
	HEALTHCARE SERVICES - 8.0%
490	Chemed Corp.	$204,634
2,874	Encompass Health Corp.	215,090
5,319	Ensign Group, Inc.	236,695
1,788	Quest Diagnostics, Inc.	189,635
1,693	US Physical Therapy, Inc.	176,444
		1,022,498
	HOUSEHOLD PRODUCTS - 1.5%
2,726	Church & Dwight Co., Inc.	189,512

	HOUSEWARES - 1.4%
2,403	Toro Co.	171,646

	INTERNET - 1.5%
2,654	Cogent Communications Holdings, Inc.	193,769

	LODGING - 1.4%
3,446	Wyndham Hotels & Resorts, Inc.	175,574

	MACHINERY - CONSTRUCTION & MINING- 1.6%
3,687	BWX Technologies, Inc.	202,195

	MACHINERY - DIVERSIFIED - 2.9%
3,657	Cognex Corp.	162,883
1,399	Nordson Corp.	203,275
		366,158
	MEDIA - 3.7%
80	Cable One, Inc.	125,842
650	FactSet Research Systems, Inc.	172,893
1,480	Nexstar Media Group, Inc.	170,170
		468,905
	OIL & GAS - 1.9%
9,087	Cabot Oil & Gas Corp.	126,582
5,564	Delek US Holdings, Inc.	118,958
		245,540
	PIPELINES - 1.3%
2,981	Phillips 66 Partners LP	162,077

	PRIVATE EQUITY - 1.4%
8,729	Kennedy-Wilson Holdings, Inc.	176,413

	REAL ESTATE - 0.9%
12,536	Newmark Group, Inc.	119,719

	REAL ESTATE INVESTMENT TRUSTS - 5.4%
1,419	Alexandria Real Estate Equities, Inc.	215,518
5,721	Americold Realty Trust	175,463
1,528	Lamar Advertising Co.	127,955
2,363	Ryman Hospitality Properties, Inc.	164,252
		683,188
	RETAIL - 7.8%
8,806	Bloomin' Brands, Inc.	158,420
1,199	Casey's General Stores, Inc.	195,461
775	Domino's Pizza, Inc.	263,082
2,760	MSC Industrial Direct Co., Inc.	170,623
2,296	Tractor Supply Co.	203,219
		990,805

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.2% (Continued)
	SEMICONDUCTORS - 3.2%
1,553	Cabot Microelectronics Corp.	$216,302
2,148	Power Integrations, Inc.	186,983
		403,285
	SHIPBUILDING - 1.3%
801	Huntington Ingalls Industries, Inc.	164,630

	SOFTWARE - 4.2%
1,740	Broadridge Financial Solutions, Inc.	181,586
1,180	Jack Henry & Associates, Inc.	179,053
575	MSCI, Inc.	169,878
		530,517
	TRANSPORTATION - 1.8%
939	Landstar System, Inc.	94,811
3,388	Ryder System, Inc.	128,880
		223,691
	WATER - 3.1%
2,156	American States Water Co.	165,128
1,813	American Water Works Co., Inc.	224,196
		389,324

	TOTAL COMMON STOCK (Cost - $12,715,035)	12,239,314

	TOTAL INVESTMENTS - 96.2% (Cost - $12,715,035)	$12,239,314
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	486,788
	NET ASSETS - 100.00%	$12,726,102

PLC - Public Limited Company
LP - Limited Partnership

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.
Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)
Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$104,533,142	$-	$-	$104,533,142
Total	$104,533,142	$-	$-	$104,533,142

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$2,230,253	$10,937,800	$-	$13,168,053
Total	$2,230,253	$10,937,800	$-	$13,168,053

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$12,239,314	$-	$-	$12,239,314
Total	$12,239,314	$-	$-	$12,239,314

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Risk Managed Dividend Growth Fund	$109,533,234	$3,253,744	$(8,253,836)	$(5,000,092)
International Risk Managed Dividend Growth Fund	13,567,973	469,980	(869,900)	(399,920)
SMID Cap Dividend Growth Fund	12,707,459	514,639	(982,784)	(468,145)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date April 28, 2020

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date April 28, 2020